Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash paid for:
Interest	$ 15	$ 30	$ 102	$ 125	$ 124
Income taxes	2	14		367	250
Investing activities:
Change in proceeds of sales of investments available for sale receivable in period	11	(9)	$ (3)	$ (7)	$ 25
Change in purchases of investments available for sale payable in period	(4)	1
Financing activities:
Accrual for unsettled debt service payments related to the Notes	0	9
Accrual for the equity portion of unsettled repurchases of the Notes	$ 0	$ 12